Note 7 - Loss Per Share	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
7.
LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended
	December 31,
	2017	2016

Net loss attributable to common stockholders	$(1,374,364)	$(516,765)

Basic weighted average outstanding shares of common stock	19,366,000	18,236,435
Dilutive effects of common share equivalents	-	-
Dilutive weighted average outstanding shares of common stock	19,366,000	18,236,435

Basic and diluted net loss per share of common stock	$(0.07)	$(0.03)

As of
December 31, 2017,
we have excluded
1,305,000
of stock options and
11,566,000
of warrants from the computation of diluted net loss per share since the effects are anti-dilutive. As of
December 31, 2016,
we have excluded
1,205,000
of stock options and
9,981,000
of warrants from the computation of diluted net loss per share since the effects are anti-dilutive.

NOTE
7.
     EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	Year Ended September 30,
	2017	2016

Net loss attributable to common stockholders	$(2,771,894)	$(2,210,764)

Basic weighted average outstanding shares of common stock	19,007,371	17,031,000
Dilutive effects of common share equivalents	-	-
Dilutive weighted average outstanding shares of common stock	19,007,371	17,031,000

Basic and diluted net loss per share of common stock	$(0.15)	$(0.13)

As of
September 30, 2017,
we have excluded
1,305,000
of stock options and
10,166,000
of warrants from the computation of diluted net loss per share since the effects are anti-dilutive. As of
September 30, 2016,
we have excluded
1,205,000
of stock options and
4,341,000
of warrants from the computation of diluted net loss per share since the effects are anti-dilutive.